General and Administrative	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses [Abstract]
General and Administrative

5. GENERAL AND ADMINISTRATIVE

For the years ended December 31,	2020	2019	2018
Salaries and Benefits	145	143	205
Administrative and Other	84	95	177
Onerous Contract Provisions (Recovery)	18	(5)	629
Stock-Based Compensation Expense (Note 32)	49	67	9
Other Long-Term Incentive Expense (Recovery)	(4)	31	-
	292	331	1,020